LOAN (Detail Textuals)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Loan received			$ 0	$ 0	$ 28,668
Accretion expense			$ 896	897	598
Loan							$ 25,976		$ 25,079
Toronto Dominion Bank [Member] | Line of credit (CEBA LOC) [Member]
Line of Credit Facility [Line Items]
Loan received	$ 40,000	$ 28,668
Description of line of credit facility conversion to term loan			On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2023, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 1, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 2025.
Fair value of amount outstanding						$ 32,906	23,584
Interest rate			3.45%
Gain (loss) on fair value of loans			$ 5,084
Accretion expense			$ 896	$ 897	$ 598
Loan						$ 35,183	$ 25,976	$ 31,794	$ 25,079